Supplement to the

Fidelity Advisor Asset Manager® Funds

Fidelity Asset Manager® 85%

Class A, Class M, Class C, Class I, and Class Z

November 29, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information for Fidelity Asset Manager® 85% found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A		Class M		Class C		Class I		Class Z
Management fee	0.68	%A,B	0.68	%A,B	0.69	%A,B	0.68	%A,B	0.56	%A,B

Distribution and/or Service (12b-1) fees	0.25%		0.50%		1.00%		None		None

Other expenses	0.01	%B	0.01	%B	0.01	%B	0.01	%B	0.01	%B

Acquired fund fees and expenses	0.01%		0.01%		0.01%		0.01%		0.01%

Total annual operating expenses	0.95%		1.20%		1.71%		0.70%		0.58%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class A, 0.19% for Class M, 0.20% for Class C, 0.18% for Class I, and 0.07% for Class Z was previously charged under the services agreements.

B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 666	$ 666	$ 468	$ 468	$ 274	$ 174	$ 72	$ 72	$ 59	$ 59

3 years	$ 860	$ 860	$ 718	$ 718	$ 539	$ 539	$ 224	$ 224	$ 186	$ 186

5 years	$ 1,070	$ 1,070	$ 987	$ 987	$ 928	$ 928	$ 390	$ 390	$ 324	$ 324

10 years	$ 1,674	$ 1,674	$ 1,754	$ 1,754	$ 1,818	$ 1,818	$ 871	$ 871	$ 726	$ 726

AAM-85-SUSTK-0324-104 1.9881439.104	March 1, 2024

Supplement to the

Fidelity Asset Manager® Funds

Fidelity Asset Manager® 85%

November 29, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information for Fidelity Asset Manager® 85% found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.01% B

Acquired fund fees and expenses	0.01%

Total annual operating expenses	0.67%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 68

3 years	$ 214

5 years	$ 373

10 years	$ 835

AGG-SUSTK-0324-101 1.9911102.101	March 1, 2024